Derivative financial instruments - Gains/(losses) from Changes in Fair Values on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gain/(loss) on derivatives	$ (12,240)	$ 6,390	$ (2,199)
Interest Rate Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Unrealized gain/(loss) on derivatives	(12,240)	6,390
Realized gain/(loss) on derivatives	$ 265	$ 1,847